CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net Loss	$ (95,306)	[1]	$ (204,969)	$ (4,456)
Other Comprehensive Loss
Translation Differences	(172)		110	29
Unrealized Gain (Loss) on Defined benefit plan	40		(260)	(94)
Other Comprehensive Loss	(132)		(150)	(65)
Total Comprehensive Loss	$ (95,438)		$ (205,119)	$ (4,521)

[1]	Basic Loss per Share is impacted by $(0.02) from implementation of ASC 606 Revenue from Contracts with Customers.